Equity-based compensation (Tables)	6 Months Ended
Jun. 30, 2022
Share-Based Payment Arrangements [Abstract]
Summary of unvested share movements
The below table summarizes unvested share movements for all Alcon equity-based incentive plans for the six months ended June 30, 2022 and 2021:

	Six months ended June 30
(shares in millions)	2022	2021
Unvested at January 1	5.6	5.4
Granted	1.8	1.8
Vested	(2.1)	(1.1)
Forfeited	(0.1)	(0.2)
Unvested at June 30	5.2	5.9